<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     6/30/2010

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		August 16, 2010

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ART TECHNOLOGY GROUP           COM              04289L107     1453   425000 SH       SOLE                   425000
ASCENT MEDIA CORP COM SER A    COM              043632108     2273    90000 SH       SOLE                    90000
BALLY TECHNOLOGIES             COM              05874B107     1296    40000 SH       SOLE                    40000
BANK OF AMER CORP              COM              060505104     1437   100000 SH       SOLE                   100000
CITI TRENDS INC                COM              17306X102     1812    55000 SH       SOLE                    55000
COLDWATER CREEK INC COM        COM              193068103      403   120000 SH       SOLE                   120000
COST PLUS INC CALIF            COM              221485105      251    70358 SH       SOLE                    70358
DEXCOM INC COM                 COM              252131107     3179   275000 SH       SOLE                   275000
DIGIMARC CORP.                 COM              253807101     1339    71428 SH       SOLE                    71428
DISCOVERY COMMUN NEW COM SER C COM              25470F302     1160    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS       COM              25470F104     1339    37500 SH       SOLE                    37500
DISH NETWORK                   COM              25470M109      726    40000 SH       SOLE                    40000
ENTROPIC COMM INC COM          COM              29384R105      883   139200 SH       SOLE                   139200
FLOW INTL CORP COM             COM              343468104      153    65000 SH       SOLE                    65000
FOSSIL INC                     COM              349882100     2429    70000 SH       SOLE                    70000
HMS HOLDINGS                   COM              40425J101     1355    25000 SH       SOLE                    25000
HOWSTUFFWORKS II               COM              40431N203      127    62522 SH       SOLE                    62522
IMAX CORP COM                  COM              45245E109      584    40000 SH       SOLE                    40000
INTEGRAL SYS INC MD COM        COM              45810H107      237    37400 SH       SOLE                    37400
INTERVAL LEISURE GROUP COM     COM              46113M108     1867   150000 SH       SOLE                   150000
INVERNESS MEDICAL INNOVATION   COM              46126P106     1200    45000 SH       SOLE                    45000
KIT DIGITAL INC COM NEW        COM              482470200      882   100000 SH       SOLE                   100000
MAKO SURGICAL CORP COM         COM              560879108     1245   100000 SH       SOLE                   100000
MAXYGEN                        COM              577776107     1657   299700 SH       SOLE                   299700
MGM RESORTS INTL               COM              552953101      386    40000 SH       SOLE                    40000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     1669   124455 SH       SOLE                   124455
NFJ DIVID INT & PRM ST COM SHS COM              65337H109     5110   370000 SH       SOLE                   370000
NIC INC                        COM              62914B100     1282   200000 SH       SOLE                   200000
O2MICRO INTERNATIONAL          COM              67107W100     2821   475000 SH       SOLE                   475000
PENN NATL GAMING               COM              707569109      924    40000 SH       SOLE                    40000
PF CHANG'S CHINA BISTRO        COM              69333Y108     2775    70000 SH       SOLE                    70000
QUALCOMM                       COM              747525103     1314    40000 SH       SOLE                    40000
SALIX PHARMACEUTICALS COM      COM              795435106      781    20000 SH       SOLE                    20000
SAVIENT PHARMA INC COM         COM              80517Q100     2205   175000 SH       SOLE                   175000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     1360    40000 SH       SOLE                    40000
SCHWEITZER-MAUDUIT COM         COM              808541106     2522    50000 SH       SOLE                    50000
SHUTTERFLY INC COM             COM              82568P304     2396   100000 SH       SOLE                   100000
SPDR SERIES TRUST DJWS SCAP GR COM              78464A201     1902    23000 SH       SOLE                    23000
STAPLES                        COM              855030102      952    50000 SH       SOLE                    50000
SYNOVIS LIFE TECH INC COM      COM              87162G105      917    60000 SH       SOLE                    60000
TEXAS ROADHOUSE INC            COM              882681109      946    75000 SH       SOLE                    75000
TREE COM INC COM               COM              894675107      832   131680 SH       SOLE                   131680
URBAN OUTFITTERS               COM              917047102     2063    60000 SH       SOLE                    60000
US AUTO PARTS NETWORK INC      COM              90343C100     1550   258279 SH       SOLE                   258279
VANGUARD INDEX FDS SML CP GRW  COM              922908595     1472    25000 SH       SOLE                    25000
VISTAPRINT NV                  COM              N93540107     1425    30000 SH       SOLE                    30000
WET SEAL CL A                  COM              961840105      985   270000 SH       SOLE                   270000
WORLD HEART CORP COM NO PAR    COM              980905400      963   410000 SH       SOLE                   410000